Property, Plant, and Equipment	12 Months Ended
Jul. 31, 2011
Property, Plant, and Equipment
Property, Plant and Equipment [Table Text Block]

3.

VENDING EQUIPMENT

	Cost	Accumulated Depreciation	Net Book Value
	$	$	$
July 31, 2011	5,000	5,000	-
July 31, 2010	5,000	-	5,000

The Vending Equipment was fully depreciated in the year ended July 31, 2011.